Insurance Contract Liabilities - Schedule of Insurance Expenses Incurred (parenthetical) (Detail)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Insurance Contract Liabilities [Abstract]
Percentage of insurance margin applied by third party	28.00%	23.00%